[CLIFFORD CHANCE LETTERHEAD]

December 23, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”) (File No. 033-23166)
Registration Statement Under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-referenced Fund and pursuant to Rules 101 and 102 of Regulation S-T, enclosed herewith for filing via EDGAR under the Securities Act of 1933, as amended, is the Fund’s registration statement on Form N-14 (the “Registration Statement on Form N-14”).  The Registration Statement on Form N-14 includes a preliminary proxy statement for the Special Meeting of Stockholders of the Global Value Equity Portfolio (“Global Value Equity”), a series of the Fund, to be held on or about April 22, 2009.

The Registration Statement on Form N-14 relates to the proposed combination of substantially all of the assets of Global Value Equity with those of the Global Franchise Portfolio (“Global Franchise”), a series of the Fund, whereby stockholders of Global Value Equity will become stockholders of Global Franchise, receiving shares of common stock of Global Franchise equal to the value of their holding in Global Value Equity on the date of such transaction pursuant to an Agreement and Plan of Reorganization, dated November 20, 2008.

No filing fee is payable herewith because the Fund has previously registered an indefinite amount of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Moreover, a fee in connection with the preliminary proxy statement filed as part of the Registration Statement on Form N-14 is not required pursuant to Rule 14a-6(j) under the Securities Exchange Act of 1934, as amended.

We understand that we may expect comments on this filing in approximately 20-25 days.  Subsequent to the receipt of comments, we will file a pre-effective amendment to this filing to include a definitive proxy statement together with the following documents: the Prospectus and Statement of Additional Information, each dated May 1, 2008, as amended, relating to each of Global Value Equity and Global Franchise; the Annual Report of the Fund for the fiscal year ended December 31, 2007; the Semi-Annual Report of the Fund for the period ended June 30, 2008; all consents and opinions; the form of proxy; and any other required information, in anticipation of going effective on or about February 17, 2009.

Should you have any questions regarding this Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact Richard Horowitz at (212) 878-8110 or Allison M. Harlow at (212) 878-4988.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz